Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Revenue Disclosure [Abstract]
Classification of Deferred Revenue

	December 31,
	2018	2019
	RMB	RMB

Deferred revenue, current
Live streaming	842,040	1,220,722
Others	109,576	122,586
Total current deferred revenue	951,616	1,343,308

Deferred revenue, non-current
Live streaming	80,734	177,598
Others	10,976	62,943
Total non-current deferred revenue	91,710	240,541